Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands		Total	Previously Reported [Member]	Series E Convertible Preferred Stock [Member]	Series B, C, D, E Convertible Preferred Stock [Member] Previously Reported [Member]	Series B, C, D, E Convertible Preferred Stock [Member] Revision of Prior Period, Adjustment [Member]	Old Ginkgo Common Stock [Member] Previously Reported [Member]	Old Ginkgo Common Stock [Member] Revision of Prior Period, Adjustment [Member]	Common Stock [Member]		Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Revision of Prior Period, Adjustment [Member]	Common Stock [Member] Series E Convertible Preferred Stock [Member]	Common Stock [Member] Series D & B Convertible Preferred Stock [Member]	Common Stock [Member] Series D Convertible Preferred Stock [Member]	Treasury Stock [Member]	Treasury Stock [Member] Previously Reported [Member]	Treasury Stock [Member] Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital [Member]		Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital [Member] Series E Convertible Preferred Stock [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Previously Reported [Member]	Accumulated Other Comprehensive Income (Loss) [Member	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Previously Reported [Member]
Beginning balance at Dec. 31, 2018					$ 149	$ (149)	$ 86	$ (86)	$ 116			$ 116
Beginning balance, Shares at Dec. 31, 2018																(37,135,889)	(756,633)	(36,379,256)
Balance as of December 31, 2019 (as previously reported) at Dec. 31, 2018		$ 213,432	$ 213,432								$ 0					$ (24,453)	$ (24,449)	$ (4)	$ 450,391		$ 450,268	$ 123		$ (221,942)	$ (221,942)		$ 9,320	$ 9,320
Beginning balance (Shares) at Dec. 31, 2018					14,943,599	(14,943,599)	8,555,710	(8,555,710)	1,153,356,703		0	1,153,356,703
Exercise of stock options		7																	7
Exercise of stock options, Share									500,621
Conversion of convertible promissory notes into Series E convertible preferred stock				$ 211,608									$ 7										$ 211,601
Conversion of convertible promissory notes into Series E convertible preferred stock, Share													69,151,117
Retirement of treasury stock									$ (4)							$ 24,861			(24,857)
Retirement of treasury stock, Share									(37,626,694)							37,626,694
Vesting of restricted stock awards									367,858
Beneficial conversion feature of convertible promissory notes		(12,651)																	(12,651)
Repurchase of common stock		(408)														$ (408)
Repurchase of common stock, Share																(490,805)
Issuance of warrants to purchase Series D convertible preferred stock		150																	150
Issuance of stock upon exercise of warrants				208,801									$ 7										208,794
Issuance of stock upon exercise of warrants, Shares													69,812,427
Stock-based compensation expense		771																	771
Foreign currency translation		0
Net loss		(119,857)																						(119,327)			(530)
Ending balance at Dec. 31, 2019		501,853							$ 126							$ 0			834,206					(341,269)			8,790
Ending balance, Shares at Dec. 31, 2019									1,255,562,032							0
Exercise of stock options		26																	26
Exercise of stock options, Share									1,921,941
Vesting of restricted stock awards									256,838
Issuance of stock upon exercise of warrants				$ 94,420									$ 3										$ 94,417
Issuance of stock upon exercise of warrants, Shares													30,855,065
Stock-based compensation expense		476																	476
Foreign currency translation		0
Net loss		(126,723)																						(126,609)			(114)
Ending balance at Dec. 31, 2020		470,052							$ 129	[1]						$ 0			929,125	[1]				(467,878)		$ 0	8,676
Ending balance, Shares at Dec. 31, 2020									1,288,595,876	[1]						0
Issuance of common stock upon exercise or vesting of equity awards		39																	39	[1]
Issuance of common stock upon exercise or vesting of equity awards, Shares	[1]								4,097,924
Issuance of warrants to purchase Series D convertible preferred stock		300																	300	[1]
Issuance of stock upon exercise of warrants, Shares	[1]														771,545
Stock-based compensation expense		14,637																	14,637	[1]
Foreign currency translation		0
Net loss		(129,242)																						(127,510)			(1,732)
Ending balance at Jun. 30, 2021		355,786							$ 129	[1]									944,101	[1]				(595,388)		0	6,944
Ending balance, Shares at Jun. 30, 2021	[1]								1,293,465,345
Beginning balance at Dec. 31, 2020		$ 470,052							$ 129	[1]						$ 0			929,125	[1]				(467,878)		0	8,676
Beginning balance, Shares at Dec. 31, 2020									1,288,595,876	[1]						0
Exercise of stock options, Share		10,969,639
Issuance of common stock upon exercise or vesting of equity awards		$ 176							$ 9										167
Issuance of common stock upon exercise or vesting of equity awards, Shares									91,080,290
Tax withholdings related to net share settlement of equity awards		(9,463)																	(9,463)
Tax withholdings related to net share settlement of equity awards, Share									(797,313)
Founder shares repurchase		(24,998)																	(24,998)
Founder shares repurchase, Share									(2,707,280)
Vesting of restricted stock awards									$ 4										(4)
Vesting of restricted stock awards									38,798,801
Issuance of warrants to purchase Series D convertible preferred stock		300																	300
Issuance of stock upon exercise of warrants, Shares													408,497	1,013,708
Issuance of common stock for business acquisitions		15,160																	15,160
Issuance of common stock for business acquisitions, shares									1,633,937
Issuance of common stock upon reverse recapitalization, net of offering costs (Note 3)		1,509,629							$ 19										1,509,610
Issuance of common stock upon reverse recapitalization, net of offering costs (Note 3), Share									193,365,636
Assumption of Public and Private Placement Warrants		(194,453)																	(194,453)
Non-controlling interest contributions		59,933																									59,933
Stock-based compensation expense		1,579,400																	1,579,400
Foreign currency translation		(1,715)																								(1,715)
Net loss		(1,836,642)																						(1,830,047)			(6,595)
Ending balance at Dec. 31, 2021		1,567,379							$ 161							$ 0			3,804,844					(2,297,925)		(1,715)	62,014
Ending balance, Shares at Dec. 31, 2021									1,611,392,152							0
Beginning balance at Mar. 31, 2021		395,569							$ 129	[1]									929,420	[1]				(541,447)		0	7,467
Beginning balance, Shares at Mar. 31, 2021	[1]								1,291,413,193
Issuance of common stock upon exercise or vesting of equity awards		12																	12	[1]
Issuance of common stock upon exercise or vesting of equity awards, Shares	[1]								1,280,607
Issuance of warrants to purchase Series D convertible preferred stock		150																	150	[1]
Issuance of stock upon exercise of warrants, Shares	[1]														771,545
Stock-based compensation expense		14,519																	14,519	[1]
Foreign currency translation		0
Net loss		(54,464)																						(53,941)			(523)
Ending balance at Jun. 30, 2021		355,786							$ 129	[1]									944,101	[1]				(595,388)		0	6,944
Ending balance, Shares at Jun. 30, 2021	[1]								1,293,465,345
Beginning balance at Dec. 31, 2021		$ 1,567,379							$ 161							$ 0			3,804,844					(2,297,925)		(1,715)	62,014
Beginning balance, Shares at Dec. 31, 2021									1,611,392,152							0
Exercise of stock options, Share		3,872,794
Issuance of common stock upon exercise or vesting of equity awards		$ 78							$ 2										76
Issuance of common stock upon exercise or vesting of equity awards, Shares									18,983,348
Tax withholdings related to net share settlement of equity awards		(981)																	(981)
Tax withholdings related to net share settlement of equity awards, Share									(295,621)
Issuance of stock upon exercise of warrants, Shares									30
Issuance of common stock for business acquisitions		20,128							$ 1										20,127
Issuance of common stock for business acquisitions, shares									5,554,360
Deconsolidation of subsidiary		(28,783)																									(28,783)
Stock-based compensation expense		1,276,179																	1,273,952								2,227
Foreign currency translation		(3,781)																								(3,781)
Net loss		(1,263,163)																						(1,259,330)			(3,833)
Ending balance at Jun. 30, 2022		1,567,056							$ 164										5,098,018					(3,557,255)		(5,496)	31,625
Ending balance, Shares at Jun. 30, 2022									1,635,634,269
Beginning balance at Mar. 31, 2022		1,614,048							$ 162										4,471,418					(2,888,430)		(2,355)	33,253
Beginning balance, Shares at Mar. 31, 2022									1,622,054,156
Issuance of common stock upon exercise or vesting of equity awards		2							$ 1										1
Issuance of common stock upon exercise or vesting of equity awards, Shares									8,025,753
Issuance of common stock for business acquisitions		20,128							$ 1										20,127
Issuance of common stock for business acquisitions, shares									5,554,360
Stock-based compensation expense		606,589																	606,472								117
Foreign currency translation		(3,141)																								(3,141)
Net loss		(670,570)																						(668,825)			(1,745)
Ending balance at Jun. 30, 2022		$ 1,567,056							$ 164										$ 5,098,018					$ (3,557,255)		$ (5,496)	$ 31,625
Ending balance, Shares at Jun. 30, 2022									1,635,634,269

[1]	Balances presented were retroactively restated for the reverse recapitalization as described in Note 1.